Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	AS OF DECEMBER 31, 2022	AS OF JUNE 30, 2023
Trade receivables	$30,406	$16,411
Reserves on trade receivables	(3,730)	(3,638)
Prepaids	11,781	12,468
Other receivables	10,732	8,687
VAT receivable	6,788	5,641
Total trade and other receivables	$55,977	$39,569